Trade and Other Payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Trade Payables		$ 58,293	$ 70,661
Liability to tax equity partner	[1]	0	74,466
Accrued expenses and other payables		5,673	8,256
Government institutions		4,945	1,204
Employees and payroll institutions		17,354	14,573
Interest payable		5,362	4,984
Others		2,364	7,754
Total trade and other current payables		$ 93,991	$ 181,898

[1]	2023 relates to deferred income in respect to ITC grant. Refer to Note 11.A.7 for further information.